Retirement Plans and Other Retiree Benefits - Fair Values of Pension Plan Assets by Asset Category (Parenthetical) (Detail) (Long Duration Bonds [Member], Fixed Income Securities [Member])	Dec. 31, 2011	Dec. 31, 2010
Minimum [Member]
Defined Benefit Plan Disclosure [Line Items]
Bond fund duration range	10 years	10 years
Maximum [Member]
Defined Benefit Plan Disclosure [Line Items]
Bond fund duration range	13 years	13 years